Summarize the Company's Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Data [Line Items]
Total interest income	$ 4,591	$ 4,586	$ 4,290	$ 4,184	$ 4,244	$ 4,166	$ 4,187	$ 4,038
Total interest expense	439	449	438	438	440	432	437	475	$ 1,764	$ 1,784
Net interest income	4,152	4,137	3,852	3,746	3,804	3,734	3,750	3,563	15,887	14,851
Provision (credit) for loan losses	25	25	25	25	(6)	131	105	71	100	301
Other income	859	892	869	832	856	1,056	902	867	381	527
General, administrative and other expense	3,494	3,456	3,365	3,334	3,333	3,345	3,251	3,141
Income before income taxes	1,492	1,548	1,331	1,219	1,333	1,314	1,296	1,218	5,590	5,160
Federal income taxes	712	548	415	369	432	386	389	373	2,044	1,580
Net income	$ 780	$ 1,000	$ 916	$ 850	$ 901	$ 928	$ 907	$ 845	$ 3,546	$ 3,580
Earnings per share
Basic	$ 0.17	$ 0.2	$ 0.18	$ 0.17	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.72	$ 0.72
Diluted	$ 0.16	$ 0.2	$ 0.18	$ 0.17	$ 0.18	$ 0.18	$ 0.18	$ 0.17	$ 0.71	$ 0.71